Summary of the main accounting policies: Licenses and commercial direct operation (Details)	1 Months Ended
Dec. 31, 2018
Licences and ODC
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	29 years
ODC
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	29 years
Commercial Right's (Unregulated Activity) | Aerostar
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	34 years
Commercial Right's (Unregulated Activity) | Airplan
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	13 years